Annual Fund Operating Expenses	Dec. 19, 2025
Tuttle Capital MSTR Income Blast ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.99%
Tuttle Capital NVIDIA Income Blast ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.99%
Tuttle Capital Coinbase Income Blast ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Expenses (as a percentage of Assets)	0.99%
Tuttle Capital Tesla Income Blast ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Expenses (as a percentage of Assets)	0.99%
Tuttle Capital Palantir Income Blast ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[10]
Expenses (as a percentage of Assets)	0.99%
Tuttle Capital HOOD Income Blast ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[11]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[12]
Expenses (as a percentage of Assets)	0.99%
Tuttle Capital Magnificent 7 Income Blast ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[13]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[14]
Expenses (as a percentage of Assets)	0.99%
Tuttle Capital Meme Stock Income Blast ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[15]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[16]
Expenses (as a percentage of Assets)	0.99%

[1]	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.
[5]	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[6]	Other Expenses are based on estimated amounts for the current fiscal year.
[7]	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[8]	Other Expenses are based on estimated amounts for the current fiscal year.
[9]	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[10]	Other Expenses are based on estimated amounts for the current fiscal year.
[11]	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[12]	Other Expenses are based on estimated amounts for the current fiscal year.
[13]	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[14]	Other Expenses are based on estimated amounts for the current fiscal year.
[15]	Under the Investment Advisory Agreement, Tuttle Capital Management, LLC (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[16]	Other Expenses are based on estimated amounts for the current fiscal year.